Intermediate Bond Fund of America®
Investment portfolio
May 31, 2020
unaudited
Bonds, notes & other debt instruments 93.30% Mortgage-backed obligations 44.83% Federal agency mortgage-backed obligations 39.14%	Principal amount (000)	Value (000)
Fannie Mae Pool #255217 4.50% 2024[1]	$16	$17
Fannie Mae Pool #458079 9.11% 2026[1]	8	8
Fannie Mae Pool #AW8166 3.00% 2027[1]	883	933
Fannie Mae Pool #AX3597 3.00% 2027[1]	493	521
Fannie Mae Pool #AO0800 3.00% 2027[1]	398	421
Fannie Mae Pool #AK4739 3.00% 2027[1]	105	111
Fannie Mae Pool #MA2973 3.00% 2027[1]	13	14
Fannie Mae Pool #AJ3916 3.00% 2027[1]	4	4
Fannie Mae Pool #AU6794 3.00% 2028[1]	62	66
Fannie Mae Pool #AU6682 3.00% 2028[1]	12	13
Fannie Mae Pool #AW4349 3.00% 2029[1]	51	54
Fannie Mae Pool #BM4299 3.00% 2030[1]	2,845	3,002
Fannie Mae Pool #AY2719 3.00% 2030[1]	1,005	1,061
Fannie Mae Pool #AZ4646 3.50% 2030[1]	160	170
Fannie Mae Pool #AZ0554 3.50% 2030[1]	116	123
Fannie Mae Pool #AY1948 3.50% 2030[1]	97	103
Fannie Mae Pool #AS7323 2.50% 2031[1]	1,447	1,530
Fannie Mae Pool #BD2402 3.00% 2031[1]	195	206
Fannie Mae Pool #FM1162 2.50% 2032[1]	1,441	1,520
Fannie Mae Pool #BM1036 2.50% 2032[1]	168	177
Fannie Mae Pool #BD5076 3.00% 2032[1]	21,696	22,902
Fannie Mae Pool #BM3501 3.00% 2032[1]	1,174	1,242
Fannie Mae Pool #BE7150 3.50% 2032[1]	731	776
Fannie Mae Pool #MA3437 3.00% 2033[1]	1,925	2,030
Fannie Mae Pool #BJ9182 3.00% 2033[1]	1,658	1,758
Fannie Mae Pool #BN1064 3.00% 2033[1]	1,547	1,631
Fannie Mae Pool #BK7350 3.00% 2033[1]	1,316	1,388
Fannie Mae Pool #BN3184 3.00% 2033[1]	971	1,026
Fannie Mae Pool #BK5466 3.00% 2033[1]	952	1,004
Fannie Mae Pool #BK5472 3.00% 2033[1]	916	968
Fannie Mae Pool #BJ7193 3.00% 2033[1]	894	948
Fannie Mae Pool #BJ5519 3.00% 2033[1]	735	776
Fannie Mae Pool #MA3461 3.00% 2033[1]	715	754
Fannie Mae Pool #BJ6963 3.00% 2033[1]	639	674
Fannie Mae Pool #BN0591 3.00% 2033[1]	634	668
Fannie Mae Pool #BK5161 3.00% 2033[1]	450	475
Fannie Mae Pool #BK3757 3.00% 2033[1]	374	396
Fannie Mae Pool #BJ4790 3.00% 2033[1]	208	220
Fannie Mae Pool #BK7441 3.00% 2033[1]	136	143
Fannie Mae Pool #BJ6880 3.00% 2033[1]	35	37
Fannie Mae Pool #MA3463 4.00% 2033[1]	42,976	45,557
Fannie Mae Pool #695412 5.00% 2033[1]	5	6
Fannie Mae Pool #BK0499 3.00% 2034[1]	446	473
Fannie Mae Pool #FM1490 3.50% 2034[1]	4,087	4,332
Fannie Mae Pool #BN1087 4.00% 2034[1]	31	33
Fannie Mae Pool #MA3955 2.50% 2035[1]	25,512	26,727
Intermediate Bond Fund of America — Page 1 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4053 2.50% 2035[1]	$12,610	$13,214
Fannie Mae Pool #AD3566 5.00% 2035[1]	62	68
Fannie Mae Pool #888698 7.00% 2037[1]	60	69
Fannie Mae Pool #AC0794 5.00% 2039[1]	304	349
Fannie Mae Pool #931768 5.00% 2039[1]	50	57
Fannie Mae Pool #932606 5.00% 2040[1]	155	178
Fannie Mae Pool #AB1084 5.50% 2040[1]	252	282
Fannie Mae Pool #AJ1873 4.00% 2041[1]	330	363
Fannie Mae Pool #AE1248 5.00% 2041[1]	379	431
Fannie Mae Pool #AE1274 5.00% 2041[1]	290	334
Fannie Mae Pool #AE1277 5.00% 2041[1]	158	180
Fannie Mae Pool #AE1283 5.00% 2041[1]	99	111
Fannie Mae Pool #AP7553 3.00% 2042[1]	23,739	25,416
Fannie Mae Pool #AE1290 5.00% 2042[1]	229	261
Fannie Mae Pool #AL3829 3.50% 2043[1]	2,924	3,202
Fannie Mae Pool #AT7161 3.50% 2043[1]	1,385	1,508
Fannie Mae Pool #AR1512 3.50% 2043[1]	627	691
Fannie Mae Pool #AT0412 3.50% 2043[1]	315	345
Fannie Mae Pool #AT3954 3.50% 2043[1]	181	199
Fannie Mae Pool #AT0300 3.50% 2043[1]	114	124
Fannie Mae Pool #AX8521 3.50% 2044[1]	271	297
Fannie Mae Pool #AY1829 3.50% 2044[1]	201	220
Fannie Mae Pool #AW8240 3.50% 2044[1]	41	43
Fannie Mae Pool #BE5017 3.50% 2045[1]	1,683	1,831
Fannie Mae Pool #BE5009 3.50% 2045[1]	1,554	1,676
Fannie Mae Pool #BE8740 3.50% 2047[1]	1,538	1,672
Fannie Mae Pool #BE8742 3.50% 2047[1]	429	472
Fannie Mae Pool #BH2848 3.50% 2047[1]	259	282
Fannie Mae Pool #BH2847 3.50% 2047[1]	202	221
Fannie Mae Pool #BH2846 3.50% 2047[1]	196	216
Fannie Mae Pool #BJ5015 4.00% 2047[1]	3,903	4,331
Fannie Mae Pool #BH3122 4.00% 2047[1]	121	132
Fannie Mae Pool #BM4488 3.418% 2048[1,2]	32,077	33,442
Fannie Mae Pool #BM3788 3.50% 2048[1]	69,682	76,287
Fannie Mae Pool #BJ4901 3.50% 2048[1]	890	974
Fannie Mae Pool #BN0292 3.909% 2048[1,2]	9,529	10,070
Fannie Mae Pool #FM2202 4.00% 2048[1]	30,051	32,016
Fannie Mae Pool #CA3180 4.00% 2048[1]	10,906	11,634
Fannie Mae Pool #FM2669 4.00% 2048[1]	7,710	8,239
Fannie Mae Pool #CA2850 4.00% 2048[1]	4,292	4,828
Fannie Mae Pool #BK6840 4.00% 2048[1]	2,584	2,865
Fannie Mae Pool #BK5232 4.00% 2048[1]	1,739	1,929
Fannie Mae Pool #BK9743 4.00% 2048[1]	748	829
Fannie Mae Pool #BK0920 4.00% 2048[1]	442	470
Fannie Mae Pool #BJ9252 4.00% 2048[1]	134	143
Fannie Mae Pool #BK4764 4.00% 2048[1]	115	122
Fannie Mae Pool #BK0915 4.00% 2048[1]	42	45
Fannie Mae Pool #BK7665 4.50% 2048[1]	13,591	15,254
Fannie Mae Pool #BK0951 4.50% 2048[1]	9,977	11,196
Fannie Mae Pool #MA3496 4.50% 2048[1]	6,067	6,553
Fannie Mae Pool #BK9761 4.50% 2048[1]	746	841
Fannie Mae Pool #CA2493 4.50% 2048[1]	576	622
Fannie Mae Pool #BK4873 5.00% 2048[1]	3,344	3,659
Fannie Mae Pool #CA4418 3.00% 2049[1]	123,004	130,606
Intermediate Bond Fund of America — Page 2 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA4534 3.00% 2049[1]	$63,047	$67,492
Fannie Mae Pool #CA4420 3.00% 2049[1]	16,182	17,197
Fannie Mae Pool #CA4543 3.00% 2049[1]	6,683	7,178
Fannie Mae Pool #BN8354 3.50% 2049[1]	29,440	31,589
Fannie Mae Pool #BN6708 3.50% 2049[1]	22,964	24,764
Fannie Mae Pool #FM1257 3.50% 2049[1]	14,934	16,306
Fannie Mae Pool #CA4151 3.50% 2049[1]	13,722	15,171
Fannie Mae Pool #FM1062 3.50% 2049[1]	13,353	14,703
Fannie Mae Pool #FM1443 3.50% 2049[1]	11,054	12,102
Fannie Mae Pool #BO3252 3.50% 2049[1]	9,104	9,901
Fannie Mae Pool #BJ8411 3.50% 2049[1]	3,199	3,502
Fannie Mae Pool #CA4354 3.50% 2049[1]	109	115
Fannie Mae Pool #BJ8402 3.546% 2049[1,2]	5,395	5,648
Fannie Mae Pool #CA2963 4.50% 2049[1]	3,240	3,501
Fannie Mae Pool #BK2239 2.50% 2050[1]	1,770	1,870
Fannie Mae Pool #CA5687 3.00% 2050[1]	149,783	161,497
Fannie Mae Pool #CA5689 3.00% 2050[1]	149,597	160,279
Fannie Mae Pool #CA5540 3.00% 2050[1]	136,356	144,998
Fannie Mae Pool #CA5333 3.00% 2050[1]	98,799	105,248
Fannie Mae Pool #BK0640 3.00% 2050[1]	57,336	61,572
Fannie Mae Pool #CA5517 3.00% 2050[1]	56,434	59,870
Fannie Mae Pool #CA5338 3.00% 2050[1]	45,839	48,295
Fannie Mae Pool #BP1106 3.00% 2050[1]	10,670	11,331
Fannie Mae Pool #CA5229 3.00% 2050[1]	8,596	9,231
Fannie Mae Pool #FM2664 3.50% 2050[1]	10,419	11,400
Fannie Mae Pool #MA4026 4.00% 2050[1]	7,348	7,861
Fannie Mae, Series 2001-4, Class NA, 9.014% 2025[1,2]	2	2
Fannie Mae, Series 2001-4, Class GA, 9.124% 2025[1,2]	3	3
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[1]	157	194
Fannie Mae, Series 2001-20, Class D, 11.00% 2031[1,2]	—[3]	—[3]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[1]	60	71
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[1]	242	297
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[1,2]	11,000	12,326
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[1,2]	13,000	14,469
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[1]	945	1,070
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[1]	359	348
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[1]	941	897
Freddie Mac Pool #ZK3487 3.00% 2026[1]	463	489
Freddie Mac Pool #ZK3704 3.00% 2026[1]	70	74
Freddie Mac Pool #ZK3851 3.00% 2027[1]	652	689
Freddie Mac Pool #ZK7590 3.00% 2029[1]	6,328	6,713
Freddie Mac Pool #ZS8526 3.00% 2029[1]	151	160
Freddie Mac Pool #ZT1332 3.00% 2030[1]	3,851	4,097
Freddie Mac Pool #ZK8180 2.50% 2031[1]	1,741	1,834
Freddie Mac Pool #G18655 3.00% 2032[1]	23,190	24,464
Freddie Mac Pool #ZT0716 3.00% 2033[1]	6,032	6,361
Freddie Mac Pool #V61960 3.00% 2033[1]	3,466	3,675
Freddie Mac Pool #ZT1344 3.00% 2033[1]	890	939
Freddie Mac Pool #SB0023 3.00% 2033[1]	494	521
Freddie Mac Pool #ZS8715 3.00% 2033[1]	300	316
Freddie Mac Pool #ZS8700 3.00% 2033[1]	56	59
Freddie Mac Pool #QN1073 3.00% 2034[1]	716	758
Freddie Mac Pool #Q18236 3.50% 2043[1]	1,321	1,439
Freddie Mac Pool #Q19133 3.50% 2043[1]	792	862
Intermediate Bond Fund of America — Page 3 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q17696 3.50% 2043[1]	$725	$795
Freddie Mac Pool #Q15874 4.00% 2043[1]	66	71
Freddie Mac Pool #Q28558 3.50% 2044[1]	4,242	4,638
Freddie Mac Pool #760012 3.109% 2045[1,2]	2,871	3,007
Freddie Mac Pool #760013 3.189% 2045[1,2]	1,839	1,919
Freddie Mac Pool #760014 3.533% 2045[1,2]	5,757	5,978
Freddie Mac Pool #760015 3.222% 2047[1,2]	7,990	8,213
Freddie Mac Pool #Q52069 3.50% 2047[1]	2,297	2,499
Freddie Mac Pool #Q51622 3.50% 2047[1]	1,747	1,911
Freddie Mac Pool #Q47615 3.50% 2047[1]	1,463	1,600
Freddie Mac Pool #Q55056 3.50% 2048[1]	2,896	3,124
Freddie Mac Pool #Q54709 3.50% 2048[1]	1,591	1,730
Freddie Mac Pool #Q54701 3.50% 2048[1]	1,512	1,645
Freddie Mac Pool #Q54782 3.50% 2048[1]	1,417	1,542
Freddie Mac Pool #Q54781 3.50% 2048[1]	1,301	1,425
Freddie Mac Pool #Q56591 3.50% 2048[1]	1,141	1,230
Freddie Mac Pool #Q54700 3.50% 2048[1]	1,108	1,213
Freddie Mac Pool #Q55060 3.50% 2048[1]	934	1,008
Freddie Mac Pool #Q56590 3.50% 2048[1]	810	877
Freddie Mac Pool #Q56589 3.50% 2048[1]	730	799
Freddie Mac Pool #Q54698 3.50% 2048[1]	603	667
Freddie Mac Pool #Q54699 3.50% 2048[1]	561	618
Freddie Mac Pool #Q54831 3.50% 2048[1]	439	484
Freddie Mac Pool #Q56599 4.00% 2048[1]	2,790	3,095
Freddie Mac Pool #Q56175 4.00% 2048[1]	1,932	2,143
Freddie Mac Pool #Q56576 4.00% 2048[1]	1,840	1,962
Freddie Mac Pool #Q55971 4.00% 2048[1]	1,659	1,840
Freddie Mac Pool #Q55970 4.00% 2048[1]	813	910
Freddie Mac Pool #Q58411 4.50% 2048[1]	4,504	5,078
Freddie Mac Pool #Q58436 4.50% 2048[1]	1,756	1,990
Freddie Mac Pool #Q58378 4.50% 2048[1]	1,702	1,879
Freddie Mac Pool #Q57242 4.50% 2048[1]	1,322	1,455
Freddie Mac Pool #SD0175 3.00% 2049[1]	6,908	7,412
Freddie Mac Pool #RA1369 3.50% 2049[1]	72,735	78,439
Freddie Mac Pool #QA5131 3.50% 2049[1]	24,040	25,795
Freddie Mac Pool #RA1580 3.50% 2049[1]	9,307	10,290
Freddie Mac Pool #RA1463 3.50% 2049[1]	9,220	10,194
Freddie Mac Pool #QA0284 3.50% 2049[1]	6,310	6,908
Freddie Mac Pool #RA1936 3.50% 2049[1]	3,527	3,721
Freddie Mac Pool #QA2748 3.50% 2049[1]	1,246	1,364
Freddie Mac Pool #ZT2086 3.50% 2049[1]	854	901
Freddie Mac Pool #2B7361 3.948% 2049[1,2]	5,158	5,454
Freddie Mac Pool #ZA6269 4.50% 2049[1]	1,635	1,766
Freddie Mac Pool #ZN5963 4.50% 2049[1]	720	778
Freddie Mac Pool #QA8953 2.50% 2050[1]	5,254	5,552
Freddie Mac Pool #QA8952 2.50% 2050[1]	2,091	2,216
Freddie Mac Pool #QA8516 2.50% 2050[1]	826	874
Freddie Mac Pool #SD7512 3.00% 2050[1]	98,490	105,118
Freddie Mac Pool #QA8528 3.00% 2050[1]	45,796	48,699
Freddie Mac Pool #RA2020 3.00% 2050[1]	32,890	34,948
Freddie Mac Pool #RA2457 3.00% 2050[1]	26,819	28,518
Freddie Mac Pool #RA2408 3.00% 2050[1]	8,354	8,971
Freddie Mac Pool #SD0187 3.00% 2050[1]	7,777	8,378
Freddie Mac Pool #SD7514 3.50% 2050[1]	399,991	430,736
Intermediate Bond Fund of America — Page 4 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA2472 3.50% 2050[1]	$45,827	$50,157
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.584% 2023[1,2]	4	4
Freddie Mac, Series T041, Class 3A, 5.317% 2032[1,2]	175	199
Freddie Mac, Series 4582, Class GA, 3.75% 2052[1,2]	42,460	44,294
Freddie Mac, Series 2019-2, Class MT, 3.50% 2058[1]	4,100	4,493
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,2]	3,000	3,207
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	24,225	25,876
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	10,610	11,399
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	3,050	3,249
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[1]	5,000	5,447
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[1]	3,950	4,282
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[1]	4,620	5,000
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[1]	12,000	13,210
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[1]	10,666	11,747
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]	4,500	4,957
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]	10,000	10,947
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[1]	8,000	8,745
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[1]	6,250	6,810
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[1]	2,145	2,376
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[1]	14,835	16,388
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	6,000	6,688
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[1]	15,500	17,196
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[1,2]	6,725	7,502
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[1]	1,270	1,424
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[1]	57,057	63,923
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[1]	28,710	32,091
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[1,2]	50,000	56,195
Freddie Mac, Series K056, Class A2, Multi Family 2.525% 2026[1]	8,500	9,245
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[1]	3,000	3,274
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[1]	7,387	8,092
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[1]	12,500	13,711
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[1]	14,275	15,848
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]	1,000	1,137
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 2026[1]	19,000	21,652
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[1,2]	9,000	10,204
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[1]	8,000	9,094
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[1]	1,500	1,755
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[1,2]	15,180	18,051
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[1]	3,250	3,862
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[1]	10,415	12,388
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	3,000	3,601
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	3,000	3,595
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[1]	378	452
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	7,250	8,768
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[1]	138	154
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[1]	15,000	17,634
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[1]	13,252	15,671
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[1]	30,728	32,693
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[1]	52	55
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[1]	815	795
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	526	507
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	144	136
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	10,968	11,539
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	10,642	11,195
Intermediate Bond Fund of America — Page 5 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	$10,410	$10,976
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	8,662	9,216
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	1,671	1,803
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	8,767	9,349
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	10,453	10,804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	39,653	42,367
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	12,662	13,874
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	5,300	5,801
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	3,855	4,190
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[1]	1,442	1,539
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	7,918	8,297
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	19,247	20,410
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,779	1,880
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[1]	57,478	58,185
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	33,891	35,653
Government National Mortgage Assn. 4.50% 2042[1]	12	14
Government National Mortgage Assn. 4.00% 2047[1]	10,132	10,954
Government National Mortgage Assn. 4.00% 2047[1]	9,853	10,618
Government National Mortgage Assn. 4.00% 2048[1]	1,049	1,131
Government National Mortgage Assn. 4.50% 2049[1]	307	330
Government National Mortgage Assn. 2.50% 2050[1,4]	193,874	202,902
Government National Mortgage Assn. 3.00% 2050[1,4]	17,649	18,644
Government National Mortgage Assn. 3.50% 2050[1,4]	313,625	331,928
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[1]	2,149	2,327
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[1]	828	884
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[1]	69	75
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[1]	49,030	52,036
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	160	174
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[1]	1,481	1,576
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[1]	2,977	3,175
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	1,753,783	1,806,668
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	903,293	928,873
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	40,578	41,868
Uniform Mortgage-Backed Security 2.50% 2035[1,4]	76,675	80,245
Uniform Mortgage-Backed Security 2.50% 2035[1,4]	34,267	35,807
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	42,268	44,525
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	40,690	42,896
Uniform Mortgage-Backed Security 2.50% 2050[1,4]	200,000	207,014
Uniform Mortgage-Backed Security 2.50% 2050[1,4]	18,006	18,679
Uniform Mortgage-Backed Security 3.00% 2050[1,4]	440,930	462,833
Uniform Mortgage-Backed Security 3.00% 2050[1,4,5]	403	432
Uniform Mortgage-Backed Security 3.00% 2050[1,4,5]	217	234
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	1,447,900	1,526,674
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	29,840	31,483
Uniform Mortgage-Backed Security 4.00% 2050[1,4]	500	532
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	85,565	92,438
		9,373,749
Collateralized mortgage-backed obligations (privately originated) 4.25%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[1,2,6]	2,282	2,349
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[1,2,6]	3,222	3,220
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[1,2,6]	2,871	2,893
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,6]	26,329	26,853
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,6]	14,646	14,971
Intermediate Bond Fund of America — Page 6 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.268% 2029[1,2,6]	$3,324	$3,301
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.768% 2029[1,2,6]	3,810	3,475
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[1,2,6]	4,194	4,180
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,2,6]	38,558	38,582
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,2,6]	2,093	2,113
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,2,6]	1,568	1,586
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,2,6]	870	860
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 3.042% 2030[1,2,6]	47,832	48,073
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,2,6]	40,385	40,283
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,2,6]	11,840	12,180
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[1,2,6]	1,261	1,287
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[1,2,6]	9,338	9,521
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,6]	3,948	4,098
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[1]	112	121
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[1]	98	104
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[1]	162	171
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[1]	302	319
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[1,2,6]	2,368	2,387
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,2,6]	39,679	39,952
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[1,2,6]	2,021	1,976
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,6]	13,185	13,103
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[1,5,6]	4,294	4,126
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[1,2,6]	11,065	11,109
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[1,2,6]	7,177	7,087
Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676% 2029[1,2,6]	5,161	5,047
Finance of America Structured Securities Trust, Series 2019-HB1, Class M3, 3.813% 2029[1,2,5,6]	5,408	5,317
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,6]	20,577	21,758
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,6]	18,979	19,931
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[1,2,6]	8,291	8,561
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[1,2,6]	11,982	12,146
GFMT Mortgage Acquistion Co., Series 2018-2, Class A41, 4.50% 2058[1,2,6]	860	881
GFMT Mortgage Acquistion Co., Series 2019-1, Class A41, 4.50% 2059[1,2,6]	835	851
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[1,6]	3,354	3,465
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 2048[1,2,6]	7,850	7,955
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[1,2,6]	4,617	4,725
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[1,2,6]	733	761
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[1,2,6]	624	647
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,2,6]	4,226	4,144
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,2,6]	12,079	11,596
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,2,6]	13,004	12,800
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,2,6]	17,770	17,509
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 1.018% 2051[1,2,6]	19,840	19,825
Mello Warehouse Securitization Trust, Series 2018-W1, Class B, (1-month USD-LIBOR + 1.05%) 1.218% 2051[1,2,6]	186	184
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.918% 2052[1,2,6]	51,767	51,487
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.968% 2052[1,2,6]	44,090	43,865
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.118% 2052[1,2,6]	12,434	12,077
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 1.168% 2052[1,2,6]	3,160	3,075
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[1,2,6]	4,341	4,489
Intermediate Bond Fund of America — Page 7 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,2,6]	$1,815	$1,914
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,2,6]	1,363	1,396
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 2058[1,2,6]	2,870	2,995
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,2,6]	3,260	3,338
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[1,2,6]	742	757
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[1,2,6]	205	209
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,6]	2,198	2,267
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[1,2,6]	2,393	2,497
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 2022[1,2,6]	50,115	50,245
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.222% 2022[1,2,6]	23,885	23,947
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,2,6]	1,159	1,160
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,2,6]	10,212	10,224
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,2,6]	13,253	13,261
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 2029[1,2,6]	4,347	4,419
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,2,6]	2,241	2,230
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,6]	12,219	12,221
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[1,6]	1,629	1,682
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[1,2,6]	2,596	2,742
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,2,6]	90	95
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,2,6]	4,392	4,719
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[1,2,6]	8,204	8,430
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[1,2,6]	5,322	5,467
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,2,6]	14,758	15,364
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1B, 0.918% 2060[1,2,6]	5,500	5,180
Progress Residential Trust, Series 2017-SFR1, Class A, 2.768% 2034[1,6]	2,374	2,411
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[1,6]	1,895	1,955
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147% 2036[1,6]	1,589	1,638
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,6]	7,930	7,952
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,2,6]	4,361	4,367
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,2,6]	18,128	18,138
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[1,2,6]	3,359	3,244
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,2,6]	1,315	1,310
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,6]	3,341	3,284
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,2,6]	19,239	19,829
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[1,2,6]	13,977	14,100
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,2,6]	12,779	13,044
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,2]	24,295	24,295
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.818% 2052[1,2,6]	32,377	32,485
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,6]	2,381	2,423
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[1,2,6]	1,158	1,174
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75% 2055[1,2,6]	991	1,000
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[1,2,6]	857	874
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,2,6]	987	995
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,6]	5,788	5,863
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,2,6]	1,033	1,051
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.768% 2057[1,2,6]	3,447	3,400
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,6]	21,690	22,264
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,6]	7,594	7,735
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,6]	7,445	7,625
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[1,2,6]	1,145	1,163
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.168% 2058[1,2,6]	9,461	9,339
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[1,2,6]	306	316
Intermediate Bond Fund of America — Page 8 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,2,6]	$15,389	$15,966
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,6]	4,122	4,275
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[1,2,6]	2,795	2,930
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[1,2,6]	10,388	11,032
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[1,2,6]	5,975	6,326
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90% 2059[1,2,6]	3,653	3,781
Tricorn American Homes, Series 2016-SFR1, Class A, 2.589% 2033[1,6]	2,867	2,885
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 2034[1,6]	1,336	1,356
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[1,2,6]	6,110	6,127
		1,018,087
Commercial mortgage-backed securities 1.44%
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 2048[1]	1,750	1,913
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[1]	275	303
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[1]	490	543
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[1]	1,500	1,745
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[1,2]	440	513
Bank Commercial Mortgage Trust, Series 2018-B15, Class A4, 4.407% 2061[1,2]	1,500	1,779
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[1]	2,157	2,240
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.6147% 2051[1]	6,500	7,245
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[1]	2,500	2,866
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[1]	2,202	2,269
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[1]	2,200	2,576
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[1]	1,650	1,793
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[1]	8,609	9,473
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[1]	1,600	1,719
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[1]	1,210	1,238
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[1]	675	727
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4, 3.458% 2049[1]	750	822
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[1]	150	162
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[1]	11,750	12,585
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[1]	5,000	5,473
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717% 2053[1]	5,750	6,160
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[1]	500	530
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[1,6]	150	149
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.319% 2045[1,2,6]	5,000	4,245
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,2,6]	2,714	2,573
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,6]	2,250	2,236
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.069% 2046[1,2,6]	7,479	6,934
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.789% 2046[1,2,6]	1,651	1,711
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[1]	1,821	1,956
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[1]	4,699	4,846
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[1]	150	157
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[1]	700	701
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[1,2]	12,175	12,380
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[1]	8,975	9,554
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.579% 2048[1,2]	275	245
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[1,2]	150	144
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.335% 2044[1,2,6]	25,500	26,036
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[1]	150	155
GS Mortgage Securities Corp., Series 2013-GC12, Class A4, 3.135% 2046[1]	3,000	3,121
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.745% 2046[1,2,6]	2,500	1,806
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.389% 2044[1,2,6]	275	272
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.636% 2044[1,2,6]	7,800	7,539
Intermediate Bond Fund of America — Page 9 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 2046[1,6]	$9,500	$9,422
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[1,2]	5,863	5,945
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[1]	750	830
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 2053[1]	4,309	4,478
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[1]	5,687	6,140
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.678% 2047[1,2,6]	6,200	4,927
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[1]	8,000	7,983
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[1]	2,000	2,069
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[1,2]	3,032	3,055
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C-13, Class A4, 4.039% 2046[1]	4,000	4,251
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.122% 2046[1,2]	900	831
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.238% 2046[1,2,6]	5,000	3,565
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.752% 2046[1,2]	3,065	3,137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[1]	1,500	1,616
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[1,2]	5,000	5,156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[1]	750	811
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[1]	750	781
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[1,6]	5,019	5,149
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[1]	400	429
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[1,2]	275	244
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,2,6]	1,475	1,447
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[1,2,6]	1,370	1,310
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.276% 2046[1,2]	3,000	2,696
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[1]	800	830
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[1]	3,000	3,246
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[1]	4,000	4,340
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.103% 2048[1,2]	275	248
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[1]	275	253
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[1]	15,455	16,368
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[1]	150	153
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[1]	4,000	4,253
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[1]	13,000	14,812
Wells Fargo Commercial Mortgage Trust, Series 2015-LC-22, Class C, 4.536% 2058[1,2]	1,690	1,526
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[1]	9,000	9,600
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[1]	1,000	1,076
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[1]	150	157
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 2044[1,2,6]	42,000	42,702
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[1]	1,250	1,248
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[1,2]	1,966	1,955
WF-RBS Commercial Mortgage Trust, Series 2013-C16B, Class B, 5.033% 2046[1,2]	3,000	2,752
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[1]	1,500	1,616
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[1,2]	4,900	4,836
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[1]	4,750	5,049
		344,726
Total mortgage-backed obligations		10,736,562
Corporate bonds & notes 20.82% Financials 5.09%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,094
ACE INA Holdings Inc. 2.875% 2022	1,060	1,114
AON Corp. 2.20% 2022	10,240	10,546
Bank of America Corp. 2.625% 2020	7,602	7,668
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[7]	32,084	34,154
Intermediate Bond Fund of America — Page 10 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[7]	$13,729	$14,301
Bank of New York Mellon Corp. 1.60% 2025	28,000	29,025
Barclays Bank PLC 3.65% 2025	10,000	10,646
Charles Schwab Corp. 3.85% 2025	10,825	12,322
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[7]	32,950	34,753
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[7]	8,850	8,854
Cooperatieve Rabobank UA 2.75% 2023	20,000	21,048
Cooperatieve Rabobank UA 2.625% 2024[6]	33,400	34,730
Crédit Agricole SA 4.375% 2025[6]	3,025	3,270
Credit Suisse AG (New York Branch) 2.95% 2025	4,375	4,705
Credit Suisse Group AG 3.00% 2021	5,000	5,159
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[6,7]	21,863	22,569
Credit Suisse Group AG 3.80% 2023	16,500	17,531
Credit Suisse Group AG 4.194% 2031[6,7]	6,825	7,591
Danske Bank AS 2.80% 2021[6]	14,698	14,876
Danske Bank AS 2.70% 2022[6]	10,000	10,214
Danske Bank AS 3.875% 2023[6]	15,000	15,624
DNB Bank ASA 2.375% 2021[6]	10,000	10,167
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,730
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	3,600	3,702
Goldman Sachs Group, Inc. 3.50% 2025	45,000	48,382
Groupe BPCE SA 5.70% 2023[6]	2,245	2,474
Groupe BPCE SA 5.15% 2024[6]	5,300	5,801
Guardian Life Global Funding 2.90% 2024[6]	21,285	22,722
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[7]	6,315	6,560
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[7]	20,450	21,047
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	45,775	50,640
HSBC Holdings PLC 4.95% 2030	3,825	4,501
Intesa Sanpaolo SpA 3.25% 2024[6]	15,000	14,923
Intesa Sanpaolo SpA 3.875% 2027[6]	6,179	6,168
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[7]	16,150	16,271
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[7]	38,025	39,306
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[7]	6,694	6,829
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[7]	3,818	3,912
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[7]	4,000	4,094
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[7]	10,000	10,636
Lloyds Banking Group PLC 4.45% 2025	5,150	5,741
Metropolitan Life Global Funding I 2.40% 2022[6]	16,490	17,043
Metropolitan Life Global Funding I 3.375% 2022[6]	14,850	15,468
Metropolitan Life Global Funding I 1.95% 2023[6]	5,000	5,135
Metropolitan Life Global Funding I 3.45% 2026[6]	2,330	2,621
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[7]	6,479	6,924
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[7]	20,015	21,011
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[7]	15,076	15,506
Morgan Stanley 3.125% 2026	3,570	3,873
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,039
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	28,469
New York Life Global Funding 1.95% 2020[6]	1,625	1,633
New York Life Global Funding 1.70% 2021[6]	12,500	12,700
New York Life Global Funding 2.00% 2021[6]	12,274	12,455
New York Life Global Funding 2.25% 2022[6]	11,120	11,524
New York Life Global Funding 2.875% 2024[6]	25,000	26,811
New York Life Global Funding 2.00% 2025[6]	24,000	24,861
Intermediate Bond Fund of America — Page 11 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Bank 3.30% 2024	$10,000	$10,909
PNC Financial Services Group, Inc. 2.854% 2022[7]	5,000	5,235
Rabobank Nederland 4.625% 2023	10,000	10,923
Royal Bank of Canada 2.80% 2022	50,000	52,138
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[7]	23,500	24,189
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	13,237
Skandinaviska Enskilda Banken AB 2.80% 2022	13,300	13,748
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	20,956
Swedbank AB 2.80% 2022[6]	15,000	15,489
Toronto-Dominion Bank 2.65% 2024	47,875	51,071
U.S. Bank NA 3.40% 2023	31,500	33,888
U.S. Bancorp 2.40% 2024	25,000	26,498
UniCredit SpA 3.75% 2022[6]	13,650	13,845
UniCredit SpA 6.572% 2022[6]	9,220	9,614
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[6,7]	15,000	15,208
Unum Group 5.625% 2020	1,100	1,114
Wells Fargo & Co. 2.625% 2022	5,000	5,156
Wells Fargo & Co. 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[7]	34,733	35,248
Wells Fargo & Co. 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[7]	25,000	25,360
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[7]	15,000	15,964
		1,219,263
Health care 3.37%
Abbott Laboratories 3.40% 2023	4,034	4,424
AbbVie Inc. 2.30% 2021	10,000	10,147
AbbVie Inc. 3.45% 2022[6]	11,400	11,866
AbbVie Inc. 2.60% 2024[6]	42,500	44,695
AbbVie Inc. 3.85% 2024[6]	5,000	5,470
AbbVie Inc. 3.80% 2025[6]	5,917	6,524
AbbVie Inc. 2.95% 2026[6]	18,065	19,397
Anthem, Inc. 2.375% 2025	30,000	31,564
AstraZeneca PLC 2.375% 2020	3,012	3,038
AstraZeneca PLC 2.375% 2022	20,000	20,658
AstraZeneca PLC 3.50% 2023	18,850	20,430
Becton, Dickinson and Co. 2.404% 2020	13,875	13,874
Becton, Dickinson and Co. 2.894% 2022	20,000	20,786
Becton, Dickinson and Co. 3.70% 2027	10,927	12,229
Becton, Dickinson and Co. 2.823% 2030	2,302	2,449
Boston Scientific Corp. 3.45% 2024	17,875	19,189
Boston Scientific Corp. 1.90% 2025	4,880	4,956
Bristol-Myers Squibb Co. 2.90% 2024[6]	35,000	37,828
Bristol-Myers Squibb Co. 3.875% 2025[6]	14,010	15,938
Bristol-Myers Squibb Co. 3.20% 2026[6]	14,281	16,039
Centene Corp. 4.75% 2025	5,000	5,175
Cigna Corp. 3.75% 2023	7,732	8,419
Cigna Corp. 4.125% 2025	8,415	9,599
CVS Health Corp. 3.35% 2021	5,595	5,710
CVS Health Corp. 3.625% 2027	5,440	5,980
EMD Finance LLC 2.95% 2022[6]	34,620	35,713
EMD Finance LLC 3.25% 2025[6]	38,075	40,910
GlaxoSmithKline PLC 3.125% 2021	41,550	42,657
GlaxoSmithKline PLC 2.85% 2022	10,000	10,471
GlaxoSmithKline PLC 2.875% 2022	20,000	20,912
GlaxoSmithKline PLC 3.375% 2023	775	836
Intermediate Bond Fund of America — Page 12 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
GlaxoSmithKline PLC 3.00% 2024	$14,515	$15,749
GlaxoSmithKline PLC 3.625% 2025	20,000	22,705
Merck & Co., Inc. 2.80% 2023	26,506	28,355
Merck & Co., Inc. 2.90% 2024	13,500	14,638
Novartis Capital Corp. 1.75% 2025	2,361	2,476
Novartis Capital Corp. 2.00% 2027	9,269	9,812
Pfizer Inc. 2.95% 2024	29,990	33,004
Pfizer Inc. 2.625% 2030	13,778	15,014
Shire PLC 2.40% 2021	19,184	19,576
Shire PLC 2.875% 2023	14,299	15,097
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	54,912	61,068
UnitedHealth Group Inc. 2.125% 2021	18,100	18,352
UnitedHealth Group Inc. 2.375% 2024	11,905	12,667
UnitedHealth Group Inc. 3.50% 2024	14,265	15,703
UnitedHealth Group Inc. 2.00% 2030	15,000	15,467
		807,566
Utilities 2.72%
Ameren Corp. 3.50% 2031	7,707	8,582
American Electric Power Company, Inc. 4.30% 2028	8,285	9,605
Avangrid, Inc. 3.20% 2025	14,625	15,674
Berkshire Hathaway Energy Co. 4.05% 2025[6]	8,875	10,029
Centerpoint Energy, Inc. 2.50% 2022	4,510	4,654
CenterPoint Energy, Inc. 3.60% 2021	25,000	25,937
CMS Energy Corp. 3.00% 2026	6,136	6,559
CMS Energy Corp. 3.45% 2027	6,807	7,293
Consolidated Edison Company of New York, Inc. 3.35% 2030	2,250	2,518
Consumers Energy Co. 3.80% 2028	64	75
Dominion Resources, Inc., junior subordinated, 2.715% 2021[7]	32,400	32,958
Dominion Resources, Inc., junior subordinated, 4.104% 2021[7]	8,000	8,127
Dominion Resources, Inc., junior subordinated, 3.071% 2024[7]	6,725	7,150
DTE Electric Co. 3.375% 2025	15,000	16,447
Duke Energy Carolinas, LLC 3.05% 2023	20,000	21,296
Duke Energy Corp. 3.75% 2024	4,200	4,614
Duke Energy Ohio, Inc. 2.125% 2030	2,600	2,675
Duke Energy Progress, LLC 3.375% 2023	2,525	2,722
Edison International 3.55% 2024	16,900	17,615
Edison International 4.95% 2025	10,461	11,419
Emera US Finance LP 2.70% 2021	2,890	2,929
Emera US Finance LP 3.55% 2026	3,443	3,751
Enel Finance International SA 2.75% 2023[6]	14,375	14,844
Enel Finance International SA 3.50% 2028[6]	4,575	4,864
Entergy Corp. 2.95% 2026	3,810	4,161
Entergy Corp. 2.80% 2030	4,425	4,611
Evergy Inc. 2.45% 2024	3,024	3,167
Evergy Metro, Inc. 2.25% 2030	5,050	5,193
Eversource Energy 2.50% 2021	16,225	16,414
Eversource Energy 2.375% 2022	1,414	1,464
Exelon Corp. 2.45% 2021	12,840	13,021
Exelon Corp., junior subordinated, 3.497% 2022[7]	2,870	2,986
FirstEnergy Corp. 2.05% 2025	11,870	12,132
FirstEnergy Corp. 3.90% 2027	1,894	2,128
FirstEnergy Corp., Series B, 4.25% 2023	5,732	6,194
Florida Power & Light Co. 2.85% 2025	9,038	9,850
Intermediate Bond Fund of America — Page 13 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Interstate Power and Light Co. 2.30% 2030	$1,925	$1,947
MidAmerican Energy Holdings Co. 3.10% 2027	413	452
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	17,021
NextEra Energy Capital Holdings, Inc. 2.403% 2021	20,000	20,473
NextEra Energy Capital Holdings, Inc. 2.75% 2025	8,425	9,026
Niagara Mohawk Power Corp. 3.508% 2024[6]	6,205	6,819
Northern States Power Company, First Mortgage Bonds, 2.15% 2022	3,678	3,788
Oncor Electric Delivery Company LLC 2.75% 2024	15,000	16,140
Pacific Gas and Electric Co. 3.85% 2023[8]	22,220	23,412
Pacific Gas and Electric Co. 4.25% 2023[6,8]	13,445	14,774
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,900	2,059
Progress Energy, Inc. 7.75% 2031	8,125	11,671
Public Service Company of Colorado 2.25% 2022	24,000	24,643
Public Service Company of Colorado 1.90% 2031	15,000	15,173
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,555
Public Service Enterprise Group Inc. 2.00% 2021	3,545	3,596
Public Service Enterprise Group Inc. 2.875% 2024	10,000	10,640
Public Service Enterprise Group Inc. 2.25% 2026	2,029	2,148
Puget Energy, Inc. 6.50% 2020	4,222	4,348
Puget Energy, Inc. 6.00% 2021	6,258	6,584
Puget Energy, Inc. 5.625% 2022	2,625	2,796
Puget Energy, Inc. 3.65% 2025	1,350	1,385
Southern California Edison Co. 3.70% 2025	15,903	17,444
Southern California Edison Co. 3.65% 2028	14,171	15,707
Southern California Edison Co. 2.85% 2029	17,625	18,440
Southern California Edison Co. 2.25% 2030	6,480	6,459
Southern California Gas Co. 3.20% 2025	3,500	3,808
Southern California Gas Co. 2.55% 2030	12,775	13,625
Southern Co. 2.95% 2023	3,862	4,081
Virginia Electric and Power Co. 2.95% 2022	4,662	4,787
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,400
Xcel Energy Inc. 2.60% 2022	5,000	5,124
Xcel Energy Inc. 3.30% 2025	5,500	6,021
Xcel Energy Inc. 4.00% 2028	10,527	12,136
Xcel Energy Inc. 2.60% 2029	2,860	2,998
		650,138
Consumer staples 2.62%
Altria Group, Inc. 3.80% 2024	4,780	5,202
Altria Group, Inc. 2.35% 2025	6,902	7,158
Altria Group, Inc. 4.40% 2026	16,790	19,261
Altria Group, Inc. 4.80% 2029	31,181	35,762
Anheuser-Busch InBev NV 3.70% 2024	5,694	6,238
British American Tobacco PLC 2.789% 2024	35,000	36,477
British American Tobacco PLC 3.215% 2026	25,000	26,076
British American Tobacco PLC 4.70% 2027	3,931	4,403
British American Tobacco PLC 4.906% 2030	10,000	11,488
Coca-Cola Co. 1.75% 2024	45,000	47,517
Conagra Brands, Inc. 3.80% 2021	40,245	41,842
Conagra Brands, Inc. 4.30% 2024	35,980	39,847
Costco Wholesale Corp. 1.375% 2027	29,071	29,640
Costco Wholesale Corp. 1.60% 2030	10,000	10,100
Keurig Dr Pepper Inc. 3.551% 2021	14,450	14,864
Keurig Dr Pepper Inc. 4.057% 2023	30,000	32,721
Intermediate Bond Fund of America — Page 14 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper Inc. 4.417% 2025	$5,321	$6,070
Nestlé Holdings, Inc. 3.10% 2021[6]	7,000	7,221
Nestlé Holdings, Inc. 3.35% 2023[6]	27,913	30,357
Philip Morris International Inc. 2.90% 2021	8,850	9,167
Philip Morris International Inc. 2.375% 2022	13,000	13,520
Philip Morris International Inc. 2.50% 2022	15,000	15,644
Philip Morris International Inc. 1.50% 2025	15,436	15,766
Procter & Gamble Co. 2.45% 2025	6,163	6,691
Procter & Gamble Co. 2.80% 2027	3,058	3,396
Reynolds American Inc. 3.25% 2020	7,355	7,360
Reynolds American Inc. 4.00% 2022	960	1,009
Reynolds American Inc. 4.45% 2025	5,940	6,574
Unilever Capital Corp. 1.375% 2021	15,000	15,170
Unilever Capital Corp. 2.60% 2024	32,500	34,814
Wal-Mart Stores, Inc. 2.35% 2022	2,500	2,623
Wal-Mart Stores, Inc. 3.40% 2023	35,965	39,038
Wal-Mart Stores, Inc. 2.85% 2024	32,500	35,286
WM. Wrigley Jr. Co. 3.375% 2020[6]	9,106	9,189
		627,491
Consumer discretionary 1.57%
Amazon.com, Inc. 3.30% 2021	5,000	5,210
American Honda Finance Corp. 2.65% 2021	25,000	25,300
American Honda Finance Corp. 2.20% 2022	55,000	56,039
American Honda Finance Corp. 2.60% 2022	12,000	12,410
Bayerische Motoren Werke AG 3.15% 2024[6]	30,000	31,406
BMW Finance NV 2.25% 2022[6]	22,500	22,770
DaimlerChrysler North America Holding Corp. 2.00% 2021[6]	6,100	6,076
DaimlerChrysler North America Holding Corp. 3.00% 2021[6]	12,500	12,548
DaimlerChrysler North America Holding Corp. 2.55% 2022[6]	15,000	15,086
General Motors Co. 5.40% 2023	3,822	4,040
General Motors Co. 6.125% 2025	5,488	6,003
General Motors Financial Co Inc., (3-month USD-LIBOR + 0.54%) 1.041% 2020[2]	8,485	8,391
General Motors Financial Co. 3.45% 2022	13,485	13,495
General Motors Financial Co. 2.90% 2025	12,000	11,680
Home Depot, Inc. 2.50% 2027	5,000	5,450
Hyundai Capital America 2.75% 2020[6]	32,950	32,960
Hyundai Capital America 3.25% 2022[6]	5,008	4,990
Hyundai Capital Services Inc. 2.625% 2020[6]	2,090	2,088
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 1.47% 2020[2]	15,000	15,002
Toyota Motor Credit Corp. 2.70% 2023	4,890	5,094
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,381
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,774
Volkswagen Group of America Finance, LLC 4.00% 2021[6]	4,105	4,233
Volkswagen Group of America Finance, LLC 2.70% 2022[6]	21,732	22,122
Volkswagen Group of America Finance, LLC 2.90% 2022[6]	10,000	10,180
Volkswagen Group of America Finance, LLC 3.125% 2023[6]	10,000	10,276
Volkswagen Group of America Finance, LLC 4.25% 2023[6]	9,500	10,183
Volkswagen Group of America Finance, LLC 2.85% 2024[6]	6,176	6,363
		375,550
Intermediate Bond Fund of America — Page 15 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy 1.17%	Principal amount (000)	Value (000)
Baker Hughes, a GE Co. 4.486% 2030	$2,275	$2,554
BP Capital Markets PLC 3.79% 2024	30,000	32,863
Canadian Natural Resources Ltd. 2.95% 2023	10,000	10,228
Canadian Natural Resources Ltd. 3.85% 2027	7,500	7,759
Chevron Corp. 2.10% 2021	10,000	10,152
Chevron Corp. 2.498% 2022	6,000	6,213
Chevron Corp. 1.554% 2025	10,000	10,315
Chevron Corp. 1.995% 2027	11,101	11,600
Enbridge Inc. 2.90% 2022	22,500	23,153
Enbridge Inc. 4.00% 2023	10,000	10,786
Enbridge Inc. 2.50% 2025	5,000	5,154
Energy Transfer Operating, LP 2.90% 2025	7,203	7,201
Energy Transfer Operating, LP 3.75% 2030	4,000	3,960
Energy Transfer Partners, LP 4.20% 2023	8,105	8,436
Exxon Mobil Corp. 2.222% 2021	15,000	15,185
Exxon Mobil Corp. 2.019% 2024	17,622	18,521
Exxon Mobil Corp. 2.992% 2025	5,000	5,480
Exxon Mobil Corp. 2.61% 2030	5,000	5,333
Marathon Petroleum Corp. 4.50% 2023	10,000	10,637
ONEOK, Inc. 2.20% 2025	878	840
ONEOK, Inc. 5.85% 2026	4,897	5,418
ONEOK, Inc. 6.35% 2031	4,604	5,209
Shell International Finance BV 3.50% 2023	15,750	17,211
Shell International Finance BV 2.00% 2024	19,000	19,830
Statoil ASA 2.75% 2021	2,120	2,185
Total Capital International 2.434% 2025	6,245	6,603
TransCanada PipeLines Ltd. 2.50% 2022	10,000	10,229
TransCanada PipeLines Ltd. 4.10% 2030	3,343	3,817
Williams Companies, Inc. 3.50% 2030	3,166	3,323
		280,195
Information technology 1.17%
Apple Inc. 1.80% 2024	38,750	40,778
Apple Inc. 1.125% 2025	18,360	18,680
Broadcom Inc. 3.15% 2025[6]	15,000	15,565
Broadcom Inc. 4.70% 2025[6]	3,604	3,957
Broadcom Inc. 4.75% 2029[6]	16,500	18,102
Broadcom Inc. 5.00% 2030[6]	4,000	4,431
Broadcom Ltd. 2.65% 2023	15,000	15,517
Broadcom Ltd. 3.875% 2027	7,500	7,902
Fiserv, Inc. 3.20% 2026	54,500	59,393
Fiserv, Inc. 2.65% 2030	3,836	3,953
Global Payments Inc. 2.65% 2025	10,000	10,518
Global Payments Inc. 2.90% 2030	4,648	4,828
International Business Machines Corp. 3.00% 2024	35,000	37,861
International Business Machines Corp. 1.70% 2027	10,000	10,167
International Business Machines Corp. 1.95% 2030	4,000	4,004
PayPal Holdings, Inc. 1.35% 2023	10,020	10,186
PayPal Holdings, Inc. 1.65% 2025	6,989	7,167
PayPal Holdings, Inc. 2.30% 2030	1,833	1,896
Visa Inc. 2.80% 2022	4,000	4,228
		279,133
Intermediate Bond Fund of America — Page 16 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials 1.15%	Principal amount (000)	Value (000)
3M Co. 3.25% 2024	$25,000	$27,204
3M Co. 2.65% 2025	12,000	12,962
Avolon Holdings Funding Ltd. 3.95% 2024[6]	10,369	8,572
Boeing Co. 2.70% 2022	5,000	5,024
Boeing Co. 4.508% 2023	10,000	10,337
Boeing Co. 4.875% 2025	15,000	15,938
Boeing Co. 5.04% 2027	5,000	5,316
Boeing Co. 5.15% 2030	5,000	5,349
Emerson Electric Co. 1.80% 2027	6,753	6,889
General Dynamics Corp. 3.00% 2021	3,000	3,073
General Dynamics Corp. 3.25% 2025	5,000	5,541
General Electric Co. 3.45% 2027	2,450	2,428
General Electric Co. 3.625% 2030	650	644
Honeywell International Inc. 1.85% 2021	12,500	12,763
Honeywell International Inc. 2.30% 2024	24,100	25,644
Lockheed Martin Corp. 1.85% 2030	2,175	2,228
Siemens AG 1.70% 2021[6]	20,000	20,291
Siemens AG 2.70% 2022[6]	33,250	34,486
Siemens AG 2.90% 2022[6]	5,000	5,228
Union Pacific Corp. 3.20% 2021	5,500	5,644
Union Pacific Corp. 3.50% 2023	38,750	41,754
Union Pacific Corp. 3.15% 2024	9,803	10,609
United Technologies Corp. 3.65% 2023	346	376
Vinci SA 3.75% 2029[6]	5,175	5,833
Westinghouse Air Brake Technologies Corp. 4.40% 2024[7]	2,197	2,252
		276,385
Communication services 1.13%
AT&T Inc. 3.60% 2025	650	706
AT&T Inc. 2.30% 2027	37,000	37,484
AT&T Inc. 2.75% 2031	17,675	17,838
CCO Holdings LLC and CCO Holdings Capital Corp 2.80% 2031	10,157	10,182
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	45,000	49,904
Comcast Corp. 3.95% 2025	25,105	28,794
Comcast Corp. 2.65% 2030	15,000	16,016
Comcast Corp. 1.95% 2031	6,874	6,899
Discovery Communications, Inc. 3.625% 2030	4,772	5,052
Fox Corp. 3.05% 2025	2,685	2,862
Fox Corp. 3.50% 2030	3,198	3,447
T-Mobile US, Inc. 3.50% 2025[6]	19,675	21,168
T-Mobile US, Inc. 3.75% 2027[6]	30,000	32,586
T-Mobile US, Inc. 3.875% 2030[6]	7,950	8,658
Verizon Communications Inc. 3.00% 2027	7,925	8,644
Verizon Communications Inc. 4.329% 2028	2,000	2,392
Walt Disney Co. 1.75% 2026	10,000	10,308
Walt Disney Co. 2.20% 2028	8,000	8,361
		271,301
Real estate 0.70%
Alexandria Real Estate Equities, Inc. 3.80% 2026	5,745	6,307
Alexandria Real Estate Equities, Inc. 2.75% 2029	7,275	7,500
American Campus Communities, Inc. 3.75% 2023	6,580	6,610
American Campus Communities, Inc. 4.125% 2024	19,225	19,115
American Campus Communities, Inc. 3.30% 2026	16,076	15,235
Intermediate Bond Fund of America — Page 17 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 2.625% 2024	$30,443	$32,203
Kimco Realty Corp. 3.20% 2021	11,085	11,205
Kimco Realty Corp. 3.30% 2025	6,000	6,084
Scentre Group 3.25% 2025[6]	2,725	2,747
WEA Finance LLC 3.25% 2020[6]	3,605	3,610
WEA Finance LLC 3.75% 2024[6]	22,790	22,725
Westfield Corp. Ltd. 3.15% 2022[6]	33,910	33,926
		167,267
Materials 0.13%
Air Products and Chemicals, Inc. 1.50% 2025	4,543	4,668
Air Products and Chemicals, Inc. 1.85% 2027	6,042	6,242
Air Products and Chemicals, Inc. 2.05% 2030	1,263	1,311
Anglo American Capital PLC 5.375% 2025[6]	10,000	10,994
ArcelorMittal 3.60% 2024	4,888	4,812
DowDuPont Inc. 4.205% 2023	3,000	3,266
		31,293
Total corporate bonds & notes		4,985,582
U.S. Treasury bonds & notes 15.52% U.S. Treasury 14.17%
U.S. Treasury 1.375% 2020	4,200	4,222
U.S. Treasury 1.75% 2020[9]	36,800	37,046
U.S. Treasury 1.125% 2021	12,100	12,241
U.S. Treasury 2.00% 2021	7,000	7,201
U.S. Treasury 2.875% 2021	12,500	12,963
U.S. Treasury 3.625% 2021	5,400	5,531
U.S. Treasury 8.00% 2021	20,000	22,283
U.S. Treasury 0.125% 2022	50,000	49,964
U.S. Treasury 1.50% 2022	9,718	10,013
U.S. Treasury 1.75% 2022	6,300	6,482
U.S. Treasury 1.875% 2022	50,000	51,838
U.S. Treasury 2.00% 2022	38,700	40,456
U.S. Treasury 0.125% 2023	126,250	125,999
U.S. Treasury 1.25% 2023	30,300	31,303
U.S. Treasury 1.375% 2023	9,000	9,348
U.S. Treasury 1.50% 2023	19,500	20,202
U.S. Treasury 2.50% 2023	38,855	41,389
U.S. Treasury 2.875% 2023	99,526	108,528
U.S. Treasury 2.875% 2023	32,000	34,961
U.S. Treasury 7.125% 2023	15,000	17,822
U.S. Treasury 1.25% 2024	90,000	93,752
U.S. Treasury 1.50% 2024	251,514	264,819
U.S. Treasury 1.50% 2024	45,282	47,713
U.S. Treasury 1.75% 2024	109,305	116,048
U.S. Treasury 1.75% 2024	50,000	53,042
U.S. Treasury 2.125% 2024	133,625	144,254
U.S. Treasury 2.25% 2024[9]	107,280	115,654
U.S. Treasury 2.375% 2024	68,000	73,425
U.S. Treasury 2.50% 2024	20,800	22,643
U.S. Treasury 0.25% 2025	82,033	81,825
U.S. Treasury 2.625% 2025	150,000	168,559
U.S. Treasury 2.75% 2025	135,000	151,868
Intermediate Bond Fund of America — Page 18 of 26

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2025	$90,000	$102,254
U.S. Treasury 1.625% 2026	97,456	104,603
U.S. Treasury 1.625% 2026	50,000	53,724
U.S. Treasury 1.875% 2026[9]	308,000	334,922
U.S. Treasury 1.875% 2026	130,000	141,293
U.S. Treasury 1.125% 2027	178,500	186,122
U.S. Treasury 0.625% 2030	44,641	44,526
U.S. Treasury 1.50% 2030	30,500	32,972
U.S. Treasury 1.125% 2040	21,250	21,029
U.S. Treasury 2.50% 2046[9]	37,000	45,799
U.S. Treasury 2.50% 2046	19,500	24,105
U.S. Treasury 2.875% 2046	13,500	17,926
U.S. Treasury 2.375% 2049[9]	94,900	117,020
U.S. Treasury 2.875% 2049[9]	37,600	50,761
U.S. Treasury 1.25% 2050	140,000	134,291
		3,394,741
U.S. Treasury inflation-protected securities 1.35%
U.S. Treasury Inflation-Protected Security 0.625% 2023[10]	73,992	75,912
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]	66,527	68,891
U.S. Treasury Inflation-Protected Security 2.125% 2041[10]	1,285	1,885
U.S. Treasury Inflation-Protected Security 0.75% 2042[9,10]	149,806	176,306
		322,994
Total U.S. Treasury bonds & notes		3,717,735
Asset-backed obligations 8.08%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[1,6]	3,333	3,277
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[1,6]	11,330	11,133
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[1,6]	26,650	26,028
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[1,6]	8,020	7,937
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[1,6]	4,105	4,062
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,6]	7,610	7,580
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[1,6]	3,231	3,201
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,6]	20,430	20,316
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,6]	19,300	19,146
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,6]	60,061	56,331
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,6]	7,105	6,819
American Express Credit Account Master Trust, Series 2019 -1, Class A, 2.87% 2024[1]	2,600	2,716
American Express Credit Account Master Trust, Series 2018-5, Class A, 0.524% 2025[1,2]	2,110	2,111
American Express Credit Account Master Trust, Series 2017-5, Class A, 0.564% 2025[1,2]	7,535	7,557
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00% 2025[1]	11,600	12,018
American Express Credit Account Master Trust, Series 2017-7, Class A, 2.35% 2025[1]	1,320	1,379
American Express Credit Account Master Trust, Series 2018-2, Class A, 3.01% 2025[1]	12,000	12,817
CarMaxAuto Owner Trust, Series 2018-3, Class A2A, 2.88% 2021[1]	1,592	1,593
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[1]	70,193	70,927
Chase Issuance Trust, Series 2020-A1, Class A1, 1.53% 2025[1]	12,700	13,047
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 0.592% 2024[1,2]	50,993	51,153
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6, 3.21% 2024[1]	6,810	7,277
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.587% 2025[1,2]	2,135	2,137
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,6]	28,747	29,169
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[1,6]	1,165	1,169
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[1,6]	94	94
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[1,6]	9,032	9,060
Intermediate Bond Fund of America — Page 19 of 26

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2018-D, Class B, 3.61% 2022[1,6]	$10,554	$10,634
CPS Auto Receivables Trust, Series 2017-C, Class C, 2.86% 2023[1,6]	57	57
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[1,6]	520	521
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[1,6]	4,500	4,532
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[1,6]	1,667	1,674
CPS Auto Receivables Trust, Series 2018-C, Class C, 3.68% 2024[1,6]	793	795
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[1,6]	2,227	2,220
Credit Acceptance Auto Loan Trust, Series 18-2A, Class B, 3.94% 2027[1,6]	4,431	4,475
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,6]	6,670	6,626
Credit Acceptance Auto Loan Trust, Series 20-1A, Class B, 2.39% 2029[1,6]	9,882	9,629
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[1]	28,618	28,722
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[1]	6,740	6,812
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 2023[1]	315	315
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[1]	28,585	28,698
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[1]	2,132	2,143
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[1]	273	275
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[1]	185	187
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[1]	18,985	19,026
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[1]	8,750	8,872
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[1]	21,500	21,698
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,6]	4,782	4,800
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[1,6]	8,661	8,702
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[1,6]	1,672	1,676
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[1,6]	170	171
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,6]	16,081	16,139
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[1,6]	26,427	26,553
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[1,6]	9,625	9,721
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[1,6]	12,140	12,215
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[1,6]	5,941	5,950
Drivetime Auto Owner Trust, Series 2017-4A, Class D, 3.47% 2023[1,6]	1,102	1,110
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[1,6]	7,000	6,996
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[1,6]	309	312
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[1,6]	17,485	17,189
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,6]	2,475	2,473
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[1,6]	10,260	10,286
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[1,6]	4,086	4,096
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[1,6]	1,746	1,759
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[1,6]	40,639	40,792
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[1,6]	15,773	15,842
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[1,6]	26,380	26,654
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[1,6]	10,100	10,169
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[1,6]	8,641	8,663
Exeter Automobile Receivables Trust, Series 2018-2A, Class C, 3.69% 2023[1,6]	16,427	16,546
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[1,6]	7,500	7,524
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[1,6]	7,690	7,773
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[1,6]	11,110	11,010
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[1,6]	5,945	5,994
Ford Credit Auto Owner Trust, Series 2017-3, Class A, 2.48% 2024[1]	20,970	20,980
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[1,6]	27,560	28,653
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[1,6]	2,500	2,631
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[1,6]	67,536	67,977
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,6]	17,420	18,281
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	82,164	81,852
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[1]	12,924	12,938
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,6]	7,262	7,057
Intermediate Bond Fund of America — Page 20 of 26

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[1]	$2,752	$2,763
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 2025[1]	3,979	3,950
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.717% 2023[1,2]	7,613	7,667
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[1]	3,386	3,458
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[1]	2,725	2,800
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[1]	5,715	5,867
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90% 2026[1,6]	558	578
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[1,6]	19,872	18,981
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[1,6]	11,219	10,857
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[1,6]	13,130	12,561
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,6]	70,056	66,744
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,6]	54,156	51,466
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[1]	2,000	2,070
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4, 3.30% 2025[1]	1,500	1,574
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[1,6]	37,313	37,681
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[1]	34,835	35,018
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 2022[1]	19,688	19,848
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A-3, 2.50% 2023[1]	66,850	68,675
Nissan Master Owner Trust Receivables, Series 2019-A, Class A2, 0.744% 2024[1,2]	1,800	1,777
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[1]	591	591
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[1]	1,856	1,834
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,2,6]	18,073	17,340
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.105% 2027[1,2,6]	15,258	15,155
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.185% 2027[1,2,6]	42,766	42,734
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[1,6]	7,880	7,881
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[1,6]	2,055	2,058
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,6]	1,984	1,987
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[1]	957	958
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[1]	255	255
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 2022[1]	456	457
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[1]	34,450	34,893
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81% 2024[1]	18,050	18,278
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42% 2025[1]	26,445	26,708
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 2025[1,2,6]	14,753	14,757
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[1]	9,840	10,094
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[1]	30,000	30,776
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[1,6]	2,328	2,335
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,2,6]	17,024	17,764
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,6]	57,755	59,926
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[1]	10,145	10,466
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[1]	8,234	8,461
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[1]	48,012	48,299
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[1,6]	2,270	2,273
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[1,6]	1,247	1,248
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,6]	58,544	58,895
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[1,6]	16,638	16,743
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[1,6]	1,189	1,191
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[1,6]	18,760	18,882
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[1,6]	180	181
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[1]	18,800	19,051
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[1]	20,000	20,096
		1,936,351
Intermediate Bond Fund of America — Page 21 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 2.08%	Principal amount (000)	Value (000)
Alberta (Province of) 1.875% 2024	$20,000	$20,893
Asian Development Bank 2.75% 2023	21,359	22,795
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[6]	9,090	10,079
European Bank for Reconstruction & Development 1.125% 2020	30,000	30,136
European Stability Mechanism 2.125% 2022[6]	58,322	60,794
Italy (Republic of) 2.375% 2024	20,000	20,020
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.06% 2020[2]	16,552	16,552
Japan Bank for International Cooperation 2.125% 2020	32,200	32,274
Japan Bank for International Cooperation 2.125% 2020	12,700	12,796
Japan Bank for International Cooperation 2.125% 2020	12,500	12,500
Japan Bank for International Cooperation 3.125% 2021	38,336	39,461
Japan Bank for International Cooperation 0.625% 2023	14,800	14,801
Japan Bank for International Cooperation 2.50% 2024	12,280	13,140
Japan Finance Organization for Municipalities 2.625% 2022[6]	13,000	13,474
Lithuania (Republic of) 6.625% 2022[6]	23,244	25,384
Poland (Republic of) 3.00% 2023	10,000	10,539
Poland (Republic of) 4.00% 2024	9,215	10,171
Poland (Republic of) 3.25% 2026	945	1,048
Portuguese Republic 5.125% 2024	36,500	42,269
Qatar (State of) 3.875% 2023[6]	23,475	25,060
Qatar (State of) 3.375% 2024[6]	19,856	21,098
Qatar (State of) 4.00% 2029	10,000	11,300
Quebec (Province of) 2.375% 2022	18,999	19,589
Sweden (Kingdom of) 2.375% 2023[6]	12,135	12,791
		498,964
Federal agency bonds & notes 1.97%
Fannie Mae 0.25% 2023	3,995	3,989
Fannie Mae 0.625% 2025	465,000	466,855
		470,844
Total bonds, notes & other debt instruments (cost: $21,711,097,000)		22,346,038
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares[6]	4,000	2,480
Total preferred securities (cost: $3,985,000)		2,480
Short-term securities 28.80% Money market investments 28.80%
Capital Group Central Cash Fund 0.28%[11]	68,960,317	6,896,721
Total short-term securities (cost: $6,897,723,000)		6,896,721
Total investment securities 122.11% (cost: $28,612,805,000)		29,245,239
Other assets less liabilities (22.11)%		(5,295,997)
Net assets 100.00%		$23,949,242
Intermediate Bond Fund of America — Page 22 of 26

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 5/31/2020[13] (000)	Unrealized (depreciation) appreciation at 5/31/2020 (000)
90 Day Euro Dollar Futures	Short	10,872	September 2020	$(2,718,000)	$(2,710,254)	$(426)
90 Day Euro Dollar Futures	Short	6,709	March 2021	(1,677,250)	(1,673,560)	30
90 Day Euro Dollar Futures	Short	4,701	March 2022	(1,175,250)	(1,172,664)	(212)
2 Year U.S. Treasury Note Futures	Long	5,685	October 2020	1,137,000	1,255,497	286
5 Year U.S. Treasury Note Futures	Long	22,791	October 2020	2,279,100	2,863,119	4,024
10 Year U.S. Treasury Note Futures	Long	2,806	September 2020	280,600	390,209	1,018
10 Year Ultra U.S. Treasury Note Futures	Short	5,529	September 2020	(552,900)	(869,867)	(3,547)
20 Year U.S. Treasury Bond Futures	Short	536	September 2020	(53,600)	(95,609)	(280)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,193	September 2020	119,300	260,111	889
						$1,782
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 5/31/2020 (000)
3-month USD-LIBOR	2.32658%	5/2/2024	$460,700	$(36,625)	$—	$(36,625)
U.S. EFFR	0.11%	5/18/2024	521,800	200	—	200
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(7,878)	—	(7,878)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	(16,776)	—	(16,776)
3-month USD-LIBOR	2.454%	1/15/2045	24,000	(8,446)	—	(8,446)
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	(47,137)	—	(47,137)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(5,339)	—	(5,339)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(6,780)	—	(6,780)
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	(14,279)	—	(14,279)
3-month USD-LIBOR	1.934%	12/12/2049	58,000	(15,723)	—	(15,723)
3-month USD-LIBOR	1.935%	12/17/2049	67,350	(18,275)	—	(18,275)
3-month USD-LIBOR	2.007%	12/19/2049	20,400	(5,932)	—	(5,932)
3-month USD-LIBOR	2.068%	12/24/2049	19,780	(6,077)	—	(6,077)
3-month USD-LIBOR	2.045%	12/27/2049	60,600	(18,238)	—	(18,238)
3-month USD-LIBOR	2.0375%	1/6/2050	116,010	(34,661)	—	(34,661)
3-month USD-LIBOR	1.961%	1/9/2050	56,500	(15,711)	—	(15,711)
3-month USD-LIBOR	1.678%	2/21/2050	50,495	(10,246)	—	(10,246)
					$—	$(267,923)
Intermediate Bond Fund of America — Page 23 of 26

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,109,000, which represented .04% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,550,850,000, which represented 14.83% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $190,859,000, which represented .80% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Rate represents the seven-day yield at 5/31/2020.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Intermediate Bond Fund of America — Page 24 of 26

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $8,781,296,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of May 31, 2020, the fund did not have any credit default swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $19,857,566,000 and $780,529,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2020 (dollars in thousands):
Intermediate Bond Fund of America — Page 25 of 26

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,736,562	$—	$10,736,562
Corporate bonds & notes	—	4,985,582	—	4,985,582
U.S. Treasury bonds & notes	—	3,717,735	—	3,717,735
Asset-backed obligations	—	1,936,351	—	1,936,351
Bonds & notes of governments & government agencies outside the U.S.	—	498,964	—	498,964
Federal agency bonds & notes	—	470,844	—	470,844
Preferred securities	—	2,480	—	2,480
Short-term securities	6,896,721	—	—	6,896,721
Total	$6,896,721	$22,348,518	$—	$29,245,239
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,247	$—	$—	$6,247
Unrealized appreciation on interest rate swaps	—	200	—	200
Liabilities:
Unrealized depreciation on futures contracts	(4,465)	—	—	(4,465)
Unrealized depreciation on interest rate swaps	—	(268,123)	—	(268,123)
Total	$1,782	$(267,923)	$—	$(266,141)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-023-0720O-S78120	Intermediate Bond Fund of America — Page 26 of 26